UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22917

Absolute Shares Trust
(Exact name of registrant as specified in charter)

Millington Securities, Inc.

331 Newman Springs Rd Suite 122

Red Bank, New Jersey 07701
(Address of principal executive offices) (Zip code)

Don Schreiber, Jr.

Millington Securities, Inc.

331 Newman Springs Rd Suite 122

Red Bank, New Jersey 07701
(Name and address of agent for service)

(732) 842-4920

Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2015

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT
(Unaudited)
December 31, 2015

WBI Tactical SMG Shares | WBIA
WBI Tactical SMV Shares | WBIB
WBI Tactical SMY Shares | WBIC
WBI Tactical SMS Shares | WBID
WBI Tactical LCG Shares | WBIE
WBI Tactical LCV Shares | WBIF
WBI Tactical LCY Shares | WBIG
WBI Tactical LCS Shares | WBIL
WBI Tactical Income Shares | WBII
WBI Tactical High Income Shares | WBIH

Absolute Shares Trust
Table of Contents

Absolute Shares Trust
Portfolio Allocations
As of December 31, 2015 (Unaudited)

WBI Tactical SMG Shares
Percentage of
Sector	Net Assets
Financials	33.0%
Consumer Discretionary	22.4%
Industrials	20.3%
Information Technology	8.6%
Health Care	7.5%
Materials	3.3%
Telecommunication Services	1.1%
Short-Term Investments and
Other Assets and Liabilities	3.8%
TOTAL	100.0%

WBI Tactical SMV Shares
Percentage of
Sector	Net Assets
Financials	24.5%
Industrials	24.3%
Consumer Discretionary	18.6%
Information Technology	9.7%
Consumer Staples	9.2%
Materials	4.3%
Health Care	4.2%
Energy	1.5%
Short-Term Investments and
Other Assets and Liabilities	3.7%
TOTAL	100.0%

WBI Tactical SMY Shares
Percentage of
Sector	Net Assets
Financials	31.0%
Consumer Discretionary	18.9%
Utilities	16.7%
Industrials	16.2%
Energy	5.6%
Health Care	3.3%
Consumer Staples	3.0%
Information Technology	1.1%
Short-Term Investments and
Other Assets and Liabilities	4.2%
TOTAL	100.0%

WBI Tactical SMS Shares
Percentage of
Sector	Net Assets
Financials	31.2%
Industrials	20.6%
Consumer Discretionary	17.2%
Consumer Staples	9.0%
Information Technology	6.9%
Utilities	4.4%
Materials	1.7%
Short-Term Investments and
Other Assets and Liabilities	9.0%
TOTAL	100.0%
WBI Tactical LCG Shares
Percentage of
Sector	Net Assets
Information Technology	25.1%
Consumer Discretionary	23.3%
Consumer Staples	13.9%
Health Care	12.1%
Financials	11.4%
Industrials	8.9%
Telecommunication Services	1.0%
Short-Term Investments and
Other Assets and Liabilities	4.3%
TOTAL	100.0%

WBI Tactical LCV Shares
Percentage of
Sector	Net Assets
Consumer Discretionary	18.4%
Health Care	13.2%
Information Technology	10.6%
Industrials	9.7%
Consumer Staples	8.2%
Financials	7.8%
Telecommunication Services	4.7%
Utilities	1.4%
Short-Term Investments and
Other Assets and Liabilities	26.0%
TOTAL	100.0%

WBI Tactical LCY Shares
Percentage of
Sector	Net Assets
Consumer Discretionary	14.0%
Financials	11.9%
Health Care	8.8%
Consumer Staples	7.3%
Industrials	5.3%
Information Technology	4.7%
Energy	3.9%
Telecommunication Services	3.7%
Materials	0.8%
Short-Term Investments and
Other Assets and Liabilities	39.6%
TOTAL	100.0%

WBI Tactical LCS Shares
Percentage of
Sector	Net Assets
Consumer Discretionary	14.4%
Financials	10.8%
Industrials	10.7%
Consumer Staples	9.3%
Information Technology	8.5%
Health Care	7.0%
Telecommunication Services	2.7%
Short-Term Investments and
Other Assets and Liabilities	36.6%
TOTAL	100.0%
WBI Tactical Income Shares
Percentage of
Sector	Net Assets
Exchange Traded Funds	73.5%
Consumer Discretionary	5.6%
Health Care	4.1%
Information Technology	3.2%
Financials	2.2%
Short-Term Investments and
Other Assets and Liabilities	11.4%
TOTAL	100.0%

WBI Tactical High Income Shares
Percentage of
Sector	Net Assets
Exchange Traded Funds	56.3%
Health Care	8.8%
Consumer Discretionary	6.3%
US Government Notes	5.6%
Information Technology	4.7%
Consumer Staples	4.1%
Utilities	2.8%
Industrials	0.8%
Short-Term Investments and
Other Assets and Liabilities	10.6%
TOTAL	100.0%

Absolute Shares Trust
WBI Tactical SMG Shares
Schedule of Investments
December 31, 2015 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS—96.2%
Consumer Discretionary—22.4%
40,039	Domino’s Pizza, Inc.+	$4,454,339
142,079	Goodyear Tire & Rubber Company+	4,641,721
13,556	Lear Corporation	1,665,083
27,406	Lowe’s Companies, Inc.	2,083,952
13,386	Monro Muffler Brake, Inc.	886,421
82,712	Nexstar Broadcasting Group, Inc.	4,855,194
65,619	Sonic Corporation	2,120,150
52,847	Target Corporation+	3,837,221
		24,544,081
Financials—33.0%
52,239	American Financial Group, Inc.	3,765,387
70,460	AmTrust Financial Services, Inc.	4,338,927
44,879	CME Group, Inc.	4,066,037
348,629	Investors Bancorp, Inc.	4,336,945
40,575	MarketAxess Holdings, Inc.	4,527,764
26,400	Morningstar, Inc.	2,122,824
70,335	MSCI, Inc.	5,073,264
106,849	Synovus Financial Corporation	3,459,771
114,412	XL Group plc	4,482,662
		36,173,581
Health Care—7.5%
18,870	Abaxis, Inc.	1,050,682
10,682	Amgen, Inc.	1,734,009
84,197	PerkinElmer, Inc.+	4,510,433
17,622	Prestige Brands Holdings, Inc.*	907,181
		8,202,305
Industrials—20.3%
56,345	AO Smith Corporation	4,316,590
15,217	Cintas Corporation	1,385,508
97,456	Owens Corning	4,583,356
159,972	Rollins, Inc.	4,143,275
38,886	Ryanair Holdings plc—ADR	3,362,083
26,100	Snap-on, Inc.	4,474,323
		22,265,135

Shares	Security Description	Value
Information Technology—8.6%
92,953	Broadcom Corporation	$5,374,542
55,035	Broadridge Financial Solutions, Inc.	2,957,031
45,923	Genpact, Ltd.*	1,147,157
		9,478,730
Materials—3.3%
66,519	Innospec, Inc.	3,612,647
Telecommunication Services—1.1%
60,349	General Communication, Inc.*	1,193,702
TOTAL COMMON STOCKS
(Cost $101,774,939)		105,470,181
SHORT-TERM INVESTMENTS—16.7%
4,303,416	Invesco STIT-Treasury Portfolio—
	Institutional Class, 0.13% (a)	4,303,416
14,082,380	Mount Vernon Securities Lending
	Prime Portfolio, 0.49% (a)^	14,082,380
TOTAL SHORT-TERM INVESTMENTS
(Cost $18,385,796)		18,385,796
TOTAL INVESTMENTS—112.9%
(Cost $120,160,735)		123,855,977
Liabilities in Excess of Other Assets—(12.9)%		(14,186,419)
NET ASSETS—100.0%		$109,669,558

(a)	The rate quoted is the annualized seven-day yield at December 31, 2015.
*	Non-income producing security.

ADR American Depositary Receipt.

+	All or a portion of this security is out on loan as of December 31, 2015. Total value of securities out on loan is $13,730,996.
^	Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $14,082,380 as of December 31, 2015.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust
WBI Tactical SMV Shares
Schedule of Investments
December 31, 2015 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS—90.1%
Consumer Discretionary—18.6%
89,237	Carnival Corporation	$4,861,632
111,805	Cooper Tire & Rubber Company	4,231,819
14,868	Domino’s Pizza, Inc.+	1,654,065
27,288	DR Horton, Inc.	874,035
130,343	General Motors Company	4,432,965
13,744	Lear Corporation	1,688,175
37,438	Pool Corporation	3,024,242
		20,766,933
Consumer Staples—9.2%
106,036	Dean Foods Company	1,818,518
40,748	JM Smucker Company+	5,025,858
39,863	McCormick & Company, Inc.+	3,410,678
		10,255,054
Energy—1.5%
242,643	Teekay Tankers, Ltd.	1,669,384
Financials—18.3%
55,597	Capital Bank Financial Corporation	1,777,992
67,013	CBOE Holdings, Inc.	4,349,144
50,261	MSCI, Inc.	3,625,326
21,000	NBT Bancorp, Inc.	585,480
10,557	Park National Corporation	955,197
17,715	Primerica, Inc.	836,680
20,000	Renasant Corporation	688,200
44,600	Synovus Financial Corporation	1,444,148
54,057	Washington Federal, Inc.	1,288,178
123,472	XL Group plc	4,837,633
		20,387,978
Health Care—4.2%
62,109	STERIS plc+	4,679,292
Industrials—24.3%
124,175	KAR Auction Services, Inc.	4,598,200
155,471	Masco Corporation	4,399,829
17,805	Orbital ATK, Inc.	1,590,698
102,345	Owens Corning	4,813,285
28,465	Ryanair Holdings plc—ADR	2,461,084
45,627	Stanley Black & Decker, Inc.	4,869,770
59,966	Toro Company	4,381,716
		27,114,582

Shares	Security Description	Value
Information Technology—9.7%
30,262	Accenture plc	$3,162,379
61,054	Broadridge Financial Solutions, Inc.	3,280,432
47,219	Fair Isaac Corporation+	4,447,085
		10,889,896
Materials—4.3%
47,251	Innospec, Inc.	2,566,202
41,335	Westlake Chemical Corporation	2,245,317
		4,811,519
TOTAL COMMON STOCKS
(Cost $99,959,153)		100,574,638
REAL ESTATE INVESTMENT TRUSTS—6.2%
Financials—6.2%
41,955	Lamar Advertising Company	2,516,461
556,152	VEREIT, Inc.	4,404,724
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $7,081,069)		6,921,185
SHORT-TERM INVESTMENTS—12.0%
4,403,532	Invesco STIT-Treasury Portfolio—
	Institutional Class, 0.13% (a)	4,403,532
9,015,798	Mount Vernon Securities Lending
	Prime Portfolio, 0.49% (a)^	9,015,798
TOTAL SHORT-TERM INVESTMENTS
(Cost $13,419,330)		13,419,330
TOTAL INVESTMENTS—108.3%
(Cost $120,459,552)		120,915,153
Liabilities in Excess of Other Assets—(8.3)%		(9,215,511)
NET ASSETS—100.0%		$111,699,642

(a)	The rate quoted is the annualized seven-day yield at December 31, 2015.

ADR American Depositary Receipt.

+	All or a portion of this security is out on loan as of December 31, 2015. Total value of securities out on loan is $8,792,359.
^	Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $9,015,798 as of December 31, 2015.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust
WBI Tactical SMY Shares
Schedule of Investments
December 31, 2015 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS—92.7%
Consumer Discretionary—18.9%
27,450	Carnival Corporation	$1,495,476
92,624	Darden Restaurants, Inc.	5,894,591
84,886	General Motors Company	2,886,973
44,077	Lowe’s Companies, Inc.	3,351,615
19,242	Movado Group, Inc.	494,712
333,511	SeaWorld Entertainment, Inc.+	6,566,832
73,973	Target Corporation+	5,371,179
		26,061,378
Consumer Staples—3.0%
96,723	Pinnacle Foods, Inc.	4,106,858
Energy—5.6%
260,304	Ship Finance International, Ltd.	4,313,237
498,072	Teekay Tankers, Ltd.	3,426,736
		7,739,973
Financials—27.9%
17,559	American Financial Group, Inc.	1,265,653
302,566	Fifth Street Finance Corporation	1,930,371
50,724	First Merchants Corporation+	1,289,404
413,334	FNB Corporation	5,513,875
47,143	Horace Mann Educators Corporation	1,564,205
495,618	Huntington Bancshares, Inc.+	5,481,535
69,565	MSCI, Inc.	5,017,723
72,975	Nasdaq, Inc.	4,244,956
180,073	Synovus Financial Corporation	5,830,764
163,505	Washington Federal, Inc.	3,896,324
62,887	XL Group plc	2,463,913
		38,498,723
Health Care—3.3%
54,587	Eli Lilly & Company	4,599,501
Industrials—16.2%
153,129	Healthcare Services Group, Inc.+	5,339,608
153,537	KAR Auction Services, Inc.	5,685,475
63,513	ManpowerGroup, Inc.	5,353,511
82,653	Masco Corporation	2,339,080
67,281	Seaspan Corporation	1,063,713
14,712	Snap-on, Inc.	2,522,078
		22,303,465

Shares	Security Description	Value
Information Technology—1.1%
28,833	Texas Instruments, Inc.	$1,580,337
Utilities—16.7%
72,312	Black Hills Corporation+	3,357,446
316,603	CenterPoint Energy, Inc.+	5,812,831
160,999	CMS Energy Corporation+	5,808,844
71,915	Empire District Electric Company	2,018,654
88,453	IDACORP, Inc.+	6,014,804
		23,012,579
TOTAL COMMON STOCKS
(Cost $126,126,041)		127,902,814
REAL ESTATE INVESTMENT TRUSTS—3.1%
Financials—3.1%
25,585	Lamar Advertising Company	1,534,588
346,549	VEREIT, Inc.+	2,744,668
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $4,340,795)		4,279,256
SHORT-TERM INVESTMENTS—25.1%
5,279,507	Invesco STIT-Treasury Portfolio—
	Institutional Class, 0.13% (a)	5,279,507
29,420,255	Mount Vernon Securities Lending
	Prime Portfolio, 0.49% (a)^	29,420,255
TOTAL SHORT-TERM INVESTMENTS
(Cost $34,699,762)		34,699,762
TOTAL INVESTMENTS—120.9%
(Cost $165,166,598)		166,881,832
Liabilities in Excess of Other Assets—(20.9)%		(28,878,078)
NET ASSETS—100.0%		$138,003,754

(a)	The rate quoted is the annualized seven-day yield at December 31, 2015.
+	All or a portion of this security is out on loan as of December 31, 2015. Total value of securities out on loan is $28,132,730.
^	Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $29,420,255 as of December 31, 2015.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust
WBI Tactical SMS Shares
Schedule of Investments
December 31, 2015 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS—82.5%
Consumer Discretionary—17.2%
37,975	Capella Education Company	$1,755,204
26,582	CBS Corporation	1,252,810
140,536	DR Horton, Inc.+	4,501,368
68,165	Foot Locker, Inc.	4,436,860
45,718	PetMed Express, Inc.+	783,606
53,956	Pool Corporation	4,358,566
37,413	Shoe Carnival, Inc.	867,982
33,100	Standard Motor Products, Inc.	1,259,455
		19,215,851
Consumer Staples—9.0%
48,681	Cia Cervecerias Unidas SA—ADR	1,054,431
253,395	Dean Foods Company	4,345,724
108,776	Pinnacle Foods, Inc.	4,618,629
		10,018,784
Financials—22.7%
15,347	Infinity Property & Casualty Corporation	1,261,984
17,773	Intercontinental Exchange, Inc.+	4,554,509
77,257	Maiden Holdings, Ltd.	1,151,902
10,383	Morningstar, Inc.	834,897
63,473	MSCI, Inc.	4,578,307
75,856	Nasdaq, Inc.	4,412,544
92,052	Primerica, Inc.+	4,347,616
66,950	RLI Corporation	4,134,162
		25,275,921
Industrials—20.6%
42,480	Albany International Corporation	1,552,644
55,267	Cintas Corporation	5,032,060
36,572	Dover Corporation	2,242,229
29,059	Equifax, Inc.	3,236,301
39,184	Exponent, Inc.	1,957,241
35,965	Huntington Ingalls Industries, Inc.	4,562,160
153,190	Masco Corporation	4,335,277
		22,917,912

Shares	Security Description	Value
Information Technology—6.9%
91,756	Broadcom Corporation	$5,305,332
66,215	CSG Systems International, Inc.+	2,382,416
		7,687,748
Materials—1.7%
12,892	BASF SE—ADR	979,985
51,140	PH Glatfelter Company	943,022
		1,923,007
Utilities—4.4%
79,965	American States Water Company	3,354,531
27,841	Chesapeake Utilities Corporation	1,579,977
		4,934,508
TOTAL COMMON STOCKS
(Cost $91,384,829)		91,973,731
REAL ESTATE INVESTMENT TRUSTS—8.5%
Financials—8.5%
83,337	Lamar Advertising Company	4,998,553
557,961	VEREIT, Inc.	4,419,051
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $9,424,237)		9,417,604
SHORT-TERM INVESTMENTS—8.6%
6,785,621	Invesco STIT-Treasury Portfolio—
	Institutional Class, 0.13% (a)	6,785,621
2,833,879	Mount Vernon Securities Lending
	Prime Portfolio, 0.49% (a)^	2,833,879
TOTAL SHORT-TERM INVESTMENTS
(Cost $9,619,500)		9,619,500
TOTAL INVESTMENTS—99.6%
(Cost $110,428,566)		111,010,835
Other Assets in Excess of Liabilities—0.4%		435,474
NET ASSETS—100.0%		$111,446,309

(a)	The rate quoted is the annualized seven-day yield at December 31, 2015. ADR American Depositary Receipt.
+	All or a portion of this security is out on loan as of December 31, 2015. Total value of securities out on loan is $2,721,354.
^	Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $2,833,879 as of December 31, 2015.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust
WBI Tactical LCG Shares
Schedule of Investments
December 31, 2015 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS—91.5%
Consumer Discretionary—23.3%
76,572	Comcast Corporation	$4,320,958
63,562	Dollar General Corporation	4,568,201
21,522	Domino’s Pizza, Inc.+	2,394,322
25,536	Foot Locker, Inc.+	1,662,138
62,954	Lowe’s Companies, Inc.	4,787,022
72,191	Starbucks Corporation	4,333,626
40,270	The Walt Disney Company	4,231,572
		26,297,839
Consumer Staples—13.9%
35,309	ConAgra Foods, Inc.	1,488,627
8,439	Constellation Brands, Inc.	1,202,051
53,994	Estee Lauder Company, Inc.+	4,754,712
48,705	Fomento Economico Mexicano
	SAB de CV—ADR	4,497,907
44,101	McCormick & Company, Inc.+	3,773,281
		15,716,578
Financials—7.2%
27,733	American Financial Group, Inc.	1,998,995
46,371	AmTrust Financial Services, Inc.	2,855,526
35,572	CME Group, Inc.	3,222,823
		8,077,344
Health Care—12.1%
16,886	Cigna Corporation	2,470,928
53,568	Eli Lilly & Company	4,513,640
82,845	Novo Nordisk—ADR	4,811,638
11,723	STERIS plc	883,211
8,035	UnitedHealth Group, Inc.	945,237
		13,624,654
Industrials—8.9%
31,542	Equifax, Inc.	3,512,833
22,560	Ryanair Holdings plc—ADR	1,950,538
26,450	Snap-on, Inc.	4,534,323
		9,997,694

Shares	Security Description	Value
Information Technology—25.1%
29,163	Accenture plc	$3,047,534
115,947	Activision Blizzard, Inc.	4,488,308
52,677	Automatic Data Processing, Inc.+	4,462,795
36,412	Avago Technologies, Ltd.+	5,285,202
66,350	Broadcom Corporation	3,836,357
51,962	Fiserv, Inc.*+	4,752,445
30,558	TeleTech Holdings, Inc.	852,874
30,240	Texas Instruments, Inc.	1,657,454
		28,382,969
Telecommunication Services—1.0%
88,331	KDDI Corporation—ADR	1,143,444
TOTAL COMMON STOCKS
(Cost $101,200,589)		103,240,522
REAL ESTATE INVESTMENT TRUSTS—4.2%
Financials—4.2%
79,667	Lamar Advertising Company	4,778,427
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $4,491,474)		4,778,427
SHORT-TERM INVESTMENTS—17.3%
4,927,386	Invesco STIT-Treasury Portfolio—
	Institutional Class, 0.13% (a)	4,927,386
14,603,543	Mount Vernon Securities Lending
	Prime Portfolio, 0.49% (a)^	14,603,543
TOTAL SHORT-TERM INVESTMENTS
(Cost $19,530,929)		19,530,929
TOTAL INVESTMENTS—113.0%
(Cost $125,222,992)		127,549,878
Liabilities in Excess of Other Assets—(13.0)%		(14,667,571)
NET ASSETS—100.0%		$112,882,307

(a)	The rate quoted is the annualized seven-day yield at December 31, 2015.

ADR American Depositary Receipt.

*	Non-income producing security.
+	All or a portion of this security is out on loan as of December 31, 2015. Total value of securities out on loan is $14,242,382.
^	Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $14,603,543 as of December 31, 2015.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust
WBI Tactical LCV Shares
Schedule of Investments
December 31, 2015 (Unaudited)

Shares/
Par Value	Security Description	Value
COMMON STOCKS—73.0%
Consumer Discretionary—18.4%
88,894	Carnival Corporation	$4,842,945
76,291	Darden Restaurants, Inc.	4,855,159
48,018	L Brands, Inc.	4,601,085
73,600	Starbucks Corporation	4,418,208
18,208	The Home Depot, Inc.	2,408,008
		21,125,405
Consumer Staples—8.2%
113,675	ConAgra Foods, Inc.	4,792,538
49,542	Molson Coors Brewing Company	4,652,984
		9,445,522
Financials—6.8%
13,608	BlackRock, Inc.	4,633,796
45,871	Cathay General Bancorp	1,437,139
33,000	NBT Bancorp, Inc.	920,040
24,788	Renasant Corporation	852,955
		7,843,930
Health Care—13.2%
8,272	Cigna Corporation	1,210,442
54,508	Eli Lilly & Company	4,592,844
82,602	Novo Nordisk—ADR	4,797,524
38,934	UnitedHealth Group, Inc.	4,580,196
		15,181,006
Industrials—9.7%
55,344	Masco Corporation	1,566,235
24,521	Northrop Grumman Corporation	4,629,810
45,967	Stanley Black & Decker, Inc.+	4,906,058
		11,102,103
Information Technology—10.6%
36,114	Avago Technologies, Ltd.+	5,241,947
26,852	Fiserv, Inc.*	2,455,884
81,638	Texas Instruments, Inc.	4,474,579
		12,172,410

Shares/
Par Value	Security Description	Value
Telecommunication Services—4.7%
11,818	Atlantic Tele-Network, Inc.	$924,522
28,417	NTT DOCOMO, Inc.—ADR	582,549
100,877	T-Mobile US, Inc.*	3,946,308
		5,453,379
Utilities—1.4%
37,082	American States Water Company	1,555,590
TOTAL COMMON STOCKS
(Cost $81,205,521)		83,879,345
REAL ESTATE INVESTMENT TRUSTS—1.0%
Financials—1.0%
139,818	VEREIT, Inc.	1,107,358
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $1,168,773)		1,107,358
SHORT-TERM INVESTMENTS—45.0%
7,399,616	Invesco STIT-Treasury Portfolio—
	Institutional Class, 0.13% (a)	7,399,616
17,166,952	Mount Vernon Securities Lending
	Prime Portfolio, 0.49% (a)^	17,166,952
9,100,000	U.S. Treasury Bills, 0.00%—01/07/2016	9,099,765
9,100,000	U.S. Treasury Bills, 0.00%—1/14/2016	9,099,499
9,100,000	U.S. Treasury Bills, 0.00%—1/21/2016+	9,099,393
TOTAL SHORT-TERM INVESTMENTS
(Cost $51,865,225)		51,865,225
TOTAL INVESTMENTS—119.0%
(Cost $134,239,519)		136,851,928
Liabilities in Excess of Other Assets—(19.0)%		(21,868,428)
NET ASSETS—100.0%		$114,983,500

(a)	The rate quoted is the annualized seven-day yield at December 31, 2015.

ADR American Depositary Receipt.

*	Non-income producing security.
+	All or a portion of this security is out on loan as of December 31, 2015. Total value of securities out on loan is $16,770,451.
^	Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $17,166,952 as of December 31, 2015.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust
WBI Tactical LCY Shares
Schedule of Investments
December 31, 2015 (Unaudited)

Shares/
Par Value	Security Description	Value
COMMON STOCKS—58.5%
Consumer Discretionary—14.0%
22,778	Capella Education Company	$1,052,799
109,694	Carnival Corporation	5,976,129
70,550	L Brands, Inc.	6,760,101
73,496	Lowe’s Companies, Inc.	5,588,636
		19,377,665
Consumer Staples—7.3%
50,721	ConAgra Foods, Inc.	2,138,397
58,891	Molson Coors Brewing Company+	5,531,043
55,353	Pinnacle Foods, Inc.	2,350,288
		10,019,728
Energy—3.9%
201,120	Sasol Ltd.—ADR	5,394,038
Financials—10.0%
16,382	BlackRock, Inc.	5,578,399
172,443	Cathay General Bancorp	5,402,639
64,467	Columbia Banking System, Inc.	2,095,822
22,150	Shinhan Financial Group
	Company, Ltd.—ADR+	744,018
		13,820,878
Health Care—8.8%
33,349	Amgen, Inc.+	5,413,543
65,933	Eli Lilly & Company	5,555,515
21,664	Novo Nordisk—ADR+	1,258,245
		12,227,303
Industrials—5.3%
16,423	Dover Corporation	1,006,894
61,599	Ryanair Holdings plc—ADR	5,325,850
86,972	Schneider Electric SE—ADR	986,697
		7,319,441
Information Technology—4.7%
30,747	CSG Systems International, Inc.	1,106,277
98,387	Texas Instruments, Inc.+	5,392,592
		6,498,869

Shares/
Par Value	Security Description	Value
Materials—0.8%
17,450	Neenah Paper, Inc.	$1,089,404
Telecommunication Services—3.7%
129,036	Nippon Telegraph & Telephone
	Corporation—ADR	5,127,890
TOTAL COMMON STOCKS
(Cost $79,285,084)		80,875,216
REAL ESTATE INVESTMENT TRUSTS—1.9%
Financials—1.9%
338,989	VEREIT, Inc.	2,684,793
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $2,832,401)		2,684,793
SHORT-TERM INVESTMENTS—50.7%
11,476,615	Invesco STIT-Treasury Portfolio—
	Institutional Class, 0.13% (a)	11,476,615
14,201,353	Mount Vernon Securities Lending
	Prime Portfolio, 0.49% (a)^	14,201,353
11,100,000	U.S. Treasury Bills, 0.00%—01/07/2016	11,099,713
11,100,000	U.S. Treasury Bills, 0.00%—1/14/2016	11,099,389
11,100,000	U.S. Treasury Bills, 0.00%—1/21/2016+	11,099,260
11,100,000	U.S. Treasury Bills, 0.00%—1/28/2016	11,098,959
TOTAL SHORT-TERM INVESTMENTS
(Cost $70,075,289)		70,075,289
TOTAL INVESTMENTS—111.1%
(Cost $152,192,774)		153,635,298
Liabilities in Excess of Other Assets—(11.1)%		(15,353,529)
NET ASSETS—100.0%		$138,281,769

(a)	The rate quoted is the annualized seven-day yield at December 31, 2015.

ADR American Depositary Receipt.

+	All or a portion of this security is out on loan as of December 31, 2015. Total value of securities out on loan is $13,911,634.
^	Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $14,201,353 as of December 31, 2015.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust
WBI Tactical LCS Shares
Schedule of Investments
December 31, 2015 (Unaudited)

Shares/
Par Value	Security Description	Value
COMMON STOCKS—61.5%
Consumer Discretionary—14.4%
92,981	Carnival Corporation	$5,065,605
48,997	L Brands, Inc.	4,694,893
70,324	Lowe’s Companies, Inc.	5,347,437
17,301	Luxottica Group SPA—ADR	1,122,143
43,430	PetMed Express, Inc.+	744,390
		16,974,468
Consumer Staples—9.3%
115,781	ConAgra Foods, Inc.	4,881,327
54,676	Delhaize Group—ADR	1,328,080
49,873	Molson Coors Brewing Company	4,684,072
		10,893,479
Financials—8.9%
14,028	BlackRock, Inc.	4,776,815
39,197	Maiden Holdings, Ltd.	584,427
158,782	Synovus Financial Corporation	5,141,361
		10,502,603
Health Care—7.0%
53,742	Fresenius Medical Care AG & Company—ADR	2,248,565
21,475	Novo Nordisk—ADR	1,247,268
39,886	UnitedHealth Group, Inc.	4,692,189
		8,188,022
Industrials—10.7%
159,566	Masco Corporation	4,515,718
25,033	Northrop Grumman Corporation	4,726,481
38,789	Ryanair Holdings plc—ADR	3,353,697
		12,595,896
Information Technology—8.5%
17,057	Avago Technologies, Ltd.+	2,475,824
88,065	NVIDIA Corporation	2,902,622
83,263	Texas Instruments, Inc.	4,563,645
		9,942,091

Shares/
Par Value	Security Description	Value
Telecommunication Services—2.7%
13,066	Atlantic Tele-Network, Inc.	$1,022,153
55,061	Nippon Telegraph &
	Telephone Corporation—ADR	2,188,123
		3,210,276
TOTAL COMMON STOCKS
(Cost $70,809,472)		72,306,835
REAL ESTATE INVESTMENT TRUSTS—1.9%
Financials—1.9%
285,655	VEREIT, Inc.	2,262,388
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $2,389,939)		2,262,388
SHORT-TERM INVESTMENTS—51.5%
9,821,361	Invesco STIT-Treasury Portfolio—
	Institutional Class, 0.13% (a)	9,821,361
12,808,133	Mount Vernon Prime Securities Lending
	Portfolio, 0.49% (a)^	12,808,133
9,500,000	U.S. Treasury Bills, 0.00%—01/07/2016	9,499,802
9,500,000	U.S. Treasury Bills, 0.00%—1/14/2016	9,499,477
9,500,000	U.S. Treasury Bills, 0.00%—1/21/2016+	9,499,367
9,500,000	U.S. Treasury Bills, 0.00%—1/28/2016	9,499,020
TOTAL SHORT-TERM INVESTMENTS
(Cost $60,627,160)		60,627,160
TOTAL INVESTMENTS—114.9%
(Cost $133,826,571)		135,196,383
Liabilities in Excess of Other Assets—(14.9)%		(17,543,827)
NET ASSETS—100.0%		$117,652,556

(a)	The rate quoted is the annualized seven-day yield at December 31, 2015.

ADR American Depositary Receipt.

+	All or a portion of this security is out on loan as of December 31, 2015. Total value of securities out on loan is $12,517,366.
^	Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $12,808,133 as of December 31, 2015.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust
WBI Tactical Income Shares
Schedule of Investments
December 31, 2015 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS—15.1%
Consumer Discretionary—5.6%
264,391	Carnival Corporation	$14,404,022
66,225	Darden Restaurants, Inc.+	4,214,559
		18,618,581
Financials—2.2%
112,520	CBOE Holdings, Inc.+	7,302,548
Health Care—4.1%
76,685	Amgen, Inc.	12,448,276
14,442	Eli Lilly & Company	1,216,883
		13,665,159
Information Technology—3.2%
72,311	Avago Technologies, Ltd.+	10,495,941
TOTAL COMMON STOCKS
(Cost $47,413,752)		50,082,229
EXCHANGE TRADED FUNDS—73.5%
216,999	Guggenheim Bullet Shares 2022
	Corporate Bond ETF+	4,402,910
281,413	iShares 0-5 year Investment Grade
	Corporate Bond ETF	14,138,189
295,312	iShares 10+ Year Credit Bond ETF+	16,442,972
304,986	iShares 20+ Year Treasury Bond ETF+	36,787,411
134,787	iShares Core US Credit Bond ETF+	14,383,121
221,642	iShares iBoxx $Investment Grade
	Corporate Bond ETF	25,269,404
139,542	iShares International Treasury Bond ETF+	12,512,731
145,745	iShares MBS ETF+	15,696,737
136,215	PIMCO Total Return Active ETF+	14,196,327
381,940	SPDR Barclays International Treasury
	Bond ETF*+	19,719,562
297,726	Vanguard Mortgage-Backed Securities ETF	15,675,274
305,398	Vanguard Intermediate-Term Bond ETF	25,366,358
206,040	Vanguard Long-Term Corporate Bond ETF+	17,344,447
137,030	Vanguard Intermediate-Term Corporate
	Bond ETF+	11,522,853
TOTAL EXCHANGE TRADED FUNDS
(Cost $246,858,949)		243,458,296

Shares	Security Description	Value
SHORT-TERM INVESTMENTS—29.8%
39,431,950	Invesco STIT-Treasury Portfolio—
	Institutional Class, 0.13% (a)	$39,431,950
58,986,226	Mount Vernon Securities Lending
	Prime Portfolio, 0.49% (a)^	58,986,226
TOTAL SHORT-TERM INVESTMENTS
(Cost $98,418,176)		98,418,176
TOTAL INVESTMENTS—118.4%
(Cost $392,690,877)		391,958,701
Liabilities in Excess of Other Assets—(18.4)%		(60,776,314)
NET ASSETS—100.0%		$331,182,387

(a)	The rate quoted is the annualized seven-day yield at December 31, 2015.
*	Non-income producing security.
+	All or a portion of this security is out on loan as of December 31, 2015. Total value of securities out on loan is $57,511,995.
^	Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $58,986,226 as of December 31, 2015.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust
WBI Tactical High Income Shares
Schedule of Investments
December 31, 2015 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS—27.5%
Consumer Discretionary—6.3%
166,943	Carnival Corporation	$9,095,055
53,684	Darden Restaurants, Inc.+	3,416,450
		12,511,505
Consumer Staples—4.1%
193,483	ConAgra Foods, Inc.	8,157,243
Health Care—8.8%
78,896	Eli Lilly & Company	6,647,777
146,827	Novo Nordisk—ADR	8,527,712
30,403	STERIS plc	2,290,562
		17,466,051
Industrials—0.8%
19,446	Ryanair Holdings plc—ADR	1,681,301
Information Technology—4.7%
64,253	Avago Technologies, Ltd.+	9,326,323
Utilities—2.8%
75,166	Black Hills Corporation+	3,489,958
113,597	CenterPoint Energy, Inc.	2,085,641
		5,575,599
TOTAL COMMON STOCKS
(Cost $51,439,989)		54,718,022
EXCHANGE TRADED FUNDS—56.3%
132,027	Guggenheim Bullet Shares 2022
	Corporate Bond ETF+	2,678,828
98,120	iShares 0-5 year Investment Grade
	Corporate Bond ETF	4,929,549
44,382	iShares 3-7 Year Treasury Bond ETF+	5,441,677
217,622	iShares Core U.S. Treasury Bond ETF+	5,453,607
100,812	iShares iBoxx $ Investment Grade
	Corporate Bond	11,493,576
47,363	iShares International Treasury Bond ETF	4,247,040
49,392	iShares MBS ETF+	5,319,518
262,669	iShares S&P U.S. Preferred Stock Index Fund+	10,204,691
743,536	PowerShares Preferred ETF	11,115,863
131,871	SPDR Barclays International
	Treasury Bond ETF*+	6,808,500
100,898	Vanguard Mortgage-Backed Securities ETF	5,312,280
132,974	Vanguard Intermediate-Term Bond ETF	11,044,821
183,492	iShares 20+ Year Treasury Bond ETF+	22,132,805
70,258	Vanguard Long-Term Corporate Bond ETF+	5,914,318
TOTAL EXCHANGE TRADED FUNDS
(Cost $113,401,682)		112,097,073

Par Value	Security Description	Value
US GOVERNMENT NOTES—5.6%
6,700,000	10/31/2016, 0.375%	$6,680,108
4,500,000	10/31/2017, 0.750%+	4,476,532
TOTAL US GOVERNMENT NOTES
(Cost $11,181,888)		11,156,640

Shares	Security Description	Value
SHORT-TERM INVESTMENTS—28.2%
21,803,025	Invesco STIT-Treasury Portfolio—
	Institutional Class, 0.13% (a)	21,803,025
34,469,652	Mount Vernon Securities Lending
	Prime Portfolio, 0.49% (a)^	34,469,652
TOTAL SHORT-TERM INVESTMENTS
(Cost $56,272,677)		56,272,677
TOTAL INVESTMENTS—117.6%
(Cost $232,296,236)		234,244,412
Liabilities in Excess of Other Assets—(17.6)%		(35,106,347)
NET ASSETS—100.0%		$199,138,065

(a)	The rate quoted is the annualized seven-day yield at December 31, 2015.

ADR American Depositary Receipt.

*	Non-income producing security.
+	All or a portion of this security is out on loan as of December 31, 2015. Total value of securities out on loan is $33,636,451.
^	Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $34,469,652 as of December 31, 2015.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust
Statements of Assets and Liabilities
December 31, 2015 (Unaudited)

	WBI Tactical	WBI Tactical	WBI Tactical	WBI Tactical
	SMG Shares	SMV Shares	SMY Shares	SMS Shares
ASSETS
Investments in securities, at value*+ (Note 2)	$123,855,977	$120,915,153	$166,881,832	$111,010,835
Cash	22,890	24,694	761,449	—
Dividends and interest receivable	212,422	221,790	225,491	226,787
Prepaid expenses and other assets	8,796	9,598	13,246	7,379
Receivable for investments sold	—	—	—	11,015,830
Securities lending income receivable	942	797	2,136	1,501
Total Assets	124,101,027	121,172,032	167,884,154	122,262,332

LIABILITIES
Payables
Collateral received for securities loaned (Note 7)	14,082,380	9,015,798	29,420,255	2,833,879
Distribution payable	247,968	355,186	337,800	156,669
Fund shares redeemed	—	—	—	2,122,710
Investments purchased	—	—	—	5,599,931
Management fees (Note 3)	79,515	81,950	100,619	83,113
Administration and fund accounting fees	5,701	4,795	7,118	4,432
Chief Compliance Officer fee	810	810	809	810
Audit fees	8,349	8,349	8,499	8,749
Registration fees	3,057	1,750	767	2,295
Legal fees	22	260	189	255
Custody fees	1,551	1,366	1,806	1,284
Directors fees	2,099	2,055	2,486	1,839
Accrued other expenses	17	71	52	58
Total Liabilities	14,431,469	9,472,390	29,880,400	10,816,024
NET ASSETS	$109,669,558	$111,699,642	$138,003,754	$111,446,309

NET ASSETS CONSIST OF:
Paid-in Capital	$125,962,704	$122,475,267	$159,143,826	$129,952,951
Undistributed (Accumulated) Net Investment Income (Loss)	(206)	12	(24,471)	11,323
Accumulated Net Realized Gain (Loss) on Investments	(19,988,182)	(11,231,238)	(22,830,835)	(19,100,234)
Net Unrealized Appreciation (Depreciation) on:
Investments in securities	3,695,242	455,601	1,715,234	582,269
Net Assets	$109,669,558	$111,699,642	$138,003,754	$111,446,309
*Cost:
Investments in securities	$120,160,735	$120,459,552	$165,166,598	$110,428,566
Net Asset Value (unlimited shares authorized):
Net Assets	$109,669,558	$111,699,642	$138,003,754	$111,446,309
Shares Outstanding^	4,850,000	4,900,000	6,400,000	5,250,000
Net Asset Value, Offering and Redemption Price per Share	$22.61	$22.80	$21.56	$21.23

^	No Par Value.
+	Including securities on loan of $13,730,996, $8,792,359, $28,132,730, $2,721,354, $14,242,382, $16,770,451, $13,911,634, $12,517,366, $57,511,995, and $33,636,451, respectively.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust
Statements of Assets and Liabilities (concluded)
December 31, 2015 (Unaudited)

WBI Tactical LCG Shares	WBI Tactical LCV Shares	WBI Tactical LCY Shares	WBI Tactical LCS Shares	WBI Tactical Income Shares	WBI Tactical High Income Shares

$127,549,878	$136,851,928	$153,635,298	$135,196,383	$391,958,701	$234,244,412
—	—	3	1,125,070	183,199	125,669
198,878	25,688	91,143	87,860	169,526	18,658
11,351	7,657	9,657	8,993	21,196	15,677
—	—	—	—	—	—
1,444	542	427	1,039	95,201	33,393
127,761,551	136,885,815	153,736,528	136,419,345	392,427,823	234,437,809

14,603,543	17,166,952	14,201,353	12,808,133	58,986,226	34,469,652
168,878	—	33,855	—	1,981,315	657,186
—	—	—	1,125,070	—	—
—	4,631,278	1,095,459	4,725,702	—	—
82,280	82,842	100,483	85,591	239,768	143,839
6,822	5,600	6,864	6,063	18,915	13,653
810	810	810	810	812	812
8,555	8,599	8,374	8,524	7,749	7,974
3,312	2,452	3,058	2,894	433	49
495	286	207	285	43	51
1,680	1,442	1,721	1,483	4,503	2,766
2,822	2,026	2,535	2,165	5,648	3,706
47	28	40	69	24	56
14,879,244	21,902,315	15,454,759	18,766,789	61,245,436	35,299,744
$112,882,307	$114,983,500	$138,281,769	$117,652,556	$331,182,387	$199,138,065

$128,925,992	$127,379,009	$159,187,120	$131,683,818	$342,795,221	$216,458,519
452	(99,042)	487	(33,325)	(49,890)	(68,606)
(18,371,023)	(14,908,876)	(22,348,362)	(15,367,749)	(10,830,768)	(19,200,024)

2,326,886	2,612,409	1,442,524	1,369,812	(732,176)	1,948,176
$112,882,307	$114,983,500	$138,281,769	$117,652,556	$331,182,387	$199,138,065

$125,222,992	$134,239,519	$152,192,774	$133,826,571	$392,690,877	$232,296,236

$112,882,307	$114,983,500	$138,281,769	$117,652,556	$331,182,387	$199,138,065
4,900,000	5,050,000	6,400,000	5,250,000	13,500,000	8,550,000
$23.04	$22.77	$21.61	$22.41	$24.53	$23.29

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust
Statements of Operations
For the Six Months Ended December 31, 2015 (Unaudited)

	WBI Tactical	WBI Tactical	WBI Tactical	WBI Tactical
	SMG Shares	SMV Shares	SMY Shares	SMS Shares
INVESTMENT INCOME
Income:
Dividends+	$875,129	$1,068,475	$1,399,493	$916,217
Interest	1,877	2,426	4,869	4,361
Securities lending income (Note 7)	28,632	16,247	60,165	7,721
Total Investment Income	905,638	1,087,148	1,464,527	928,299

Expenses:
Management fees (Note 3)	502,426	441,786	596,511	427,229
Administration, fund accounting and custodian fees (Note 6)	28,720	22,928	32,525	21,550
Offering costs	6,825	6,825	6,825	6,825
Professional fees	14,557	13,926	16,070	14,077
Exchange fees	5,056	3,790	1,860	5,456
Directors’ fees and expenses	3,926	3,606	4,674	3,303
Registration fees	3,202	2,120	1,491	2,649
Shareholder reporting expenses	7,380	7,100	7,818	6,866
Insurance expense	4,976	3,093	4,537	3,446
Miscellaneous expenses	3,584	3,011	4,584	2,777
Total Expenses	580,652	508,185	676,895	494,178
Net Investment Income	324,986	578,963	787,632	434,121

REALIZED & UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments in securities	(15,545,079)	(6,076,788)	(17,063,089)	(12,054,683)
Written options	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation) of:
Investments in securities	1,549,056	(2,479,971)	1,549,330	762,592
Net Realized and Unrealized Gain (Loss) on Investments	(13,996,023)	(8,556,759)	(15,513,759)	(11,292,091)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(13,671,037)	$(7,977,796)	$(14,726,127)	$(10,857,970)

+	Net of withholding taxes of $0, $0, $0, $3,226, $25,890, $1,342, $0, $0, $0, and $0, respectively.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust
Statements of Operations (concluded)
For the Six Months Ended December 31, 2015 (Unaudited)

WBI Tactical	WBI Tactical	WBI Tactical	WBI Tactical	WBI Tactical	WBI Tactical
LCG Shares	LCV Shares	LCY Shares	LCS Shares	Income Shares	High Income Shares

$725,143	$509,925	$822,129	$568,834	$3,809,452	$3,338,012
3,997	8,115	10,850	9,306	106,055	71,546
11,358	3,948	7,477	6,798	294,386	208,959
740,498	521,988	840,456	584,938	4,209,893	3,618,517

554,927	487,643	595,729	516,503	1,401,362	968,760
30,630	26,080	30,704	26,698	82,121	58,431
6,825	6,825	6,825	6,825	6,825	6,825
15,980	14,854	15,941	15,162	25,512	20,537
3,585	3,981	3,378	3,139	366	1,293
4,959	3,810	4,736	4,060	10,976	7,483
3,705	2,812	3,737	2,975	2,225	1,886
7,688	7,385	7,771	7,406	8,314	6,537
4,585	3,883	4,639	4,150	9,374	6,796
4,006	3,191	4,729	3,482	9,339	5,898
636,890	560,464	678,189	590,400	1,556,414	1,084,446
103,608	(38,476)	162,267	(5,462)	2,653,479	2,534,071

(11,917,429)	(7,827,749)	(16,288,093)	(8,651,164)	(10,641,353)	(14,106,104)
—	—	—	—	67,199	46,739

3,818,339	2,039,411	4,751,924	1,085,072	(804,813)	2,768,302
(8,099,090)	(5,788,338)	(11,536,169)	(7,566,092)	(11,378,967)	(11,291,063)

$(7,995,482)	$(5,826,814)	$(11,373,902)	$(7,571,554)	$(8,725,488)	$(8,756,992)

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust
Statements of Changes in Net Assets

	WBI Tactical SMG Shares[2]		WBI Tactical SMV Shares[2]
	Six Months Ended December 31, 2015 (Unaudited)	Period Ended June 30, 2015[1]	Six Months Ended December 31, 2015 (Unaudited)	Period Ended June 30, 2015[1]
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS
Net investment income	$324,986	$173,690	$578,963	$221,077
Net realized gain (loss) on investments	(15,545,079)	(1,167,657)	(6,076,788)	(3,899,201)
Net change in unrealized appreciation (depreciation) of investments	1,549,056	2,146,186	(2,479,971)	2,935,572
Net increase (decrease) in net assets resulting from operations	(13,671,037)	1,152,219	(7,977,796)	(742,552)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(325,192)	(173,690)	(578,951)	(221,077)
Tax return of capital to shareholders	—	(11,397)	—	(15,437)
From net realized gain	—	—	—	—
Total distributions to Shareholders	(325,192)	(185,087)	(578,951)	(236,514)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets from capital share transactions	(8,602,905)	131,301,560	20,139,750	101,095,705
Net increase (decrease) in net assets	$(22,599,134)	$132,268,692	$11,583,003	$100,116,639

NET ASSETS
Beginning of Period	$132,268,692	$—	$100,116,639	$—
End of Period	$109,669,558	$132,268,692	$111,699,642	$100,116,639
Undistributed net investment income (loss)	$(206)	$—	$12	$—

1	Fund commenced operations on August 25, 2014. The information presented is for the period from August 25, 2014 to June 30, 2015.
2	Subsequent to the Fund’s shares listing on NYSE ARCA, Inc., the Sub-Advisor purchased $10,000 of shares of the Fund. The Sub-Advisor’s total investment (at cost) in all Funds at December 31, 2015 totaled $100,000.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust
Statements of Changes in Net Assets (continued)

WBI Tactical SMY Shares[2]		WBI Tactical SMS Shares[2]		WBI Tactical LCG Shares[2]
Six Months Ended December 31, 2015 (Unaudited)	Period Ended June 30, 2015[1]	Six Months Ended December 31, 2015 (Unaudited)	Period Ended June 30, 2015[1]	Six Months Ended December 31, 2015 (Unaudited)	Period Ended June 30, 2015[1]

$787,632	$1,232,364	$434,121	$(29,847)	$103,608	$1,405,489
(17,063,089)	(4,324,085)	(12,054,683)	(5,222,577)	(11,917,429)	(1,646,502)

1,549,330	165,904	762,592	(180,323)	3,818,339	(1,491,453)
(14,726,127)	(2,925,817)	(10,857,970)	(5,432,747)	(7,995,482)	(1,732,466)

(910,472)	(1,133,995)	(366,720)	(26,231)	(168,878)	(1,339,767)
—	—	—	(45,873)	—	—
—	—	—	—	—	—
(910,472)	(1,133,995)	(366,720)	(72,104)	(168,878)	(1,339,767)

12,576,715	145,123,450	23,447,410	104,728,440	(17,105,555)	141,224,455
$(3,059,884)	$141,063,638	$12,222,720	$99,223,589	$(25,269,915)	$138,152,222

$141,063,638	$—	$99,223,589	$—	$138,152,222	$—
$138,003,754	$141,063,638	$111,446,309	$99,223,589	$112,882,307	$138,152,222
$(24,471)	$98,369	$11,323	$(56,078)	$452	$65,722

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust
Statements of Changes in Net Assets (continued)

	WBI Tactical LCV Shares[2]		WBI Tactical LCY Shares[2]
	Six Months Ended		Six Months Ended
	December 31, 2015	Period Ended	December 31, 2015	Period Ended
	(Unaudited)	June 30, 2015[1]	(Unaudited)	June 30, 2015[1]
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS
Net investment income	$(38,476)	$1,026,875	$162,267	$1,780,402
Net realized gain (loss) on investments	(7,827,749)	(4,349,707)	(16,288,093)	(5,625,271)
Net change in unrealized appreciation (depreciation) of investments	2,039,411	572,998	4,751,924	(3,309,400)
Net increase (decrease) in net assets resulting from operations	(5,826,814)	(2,749,834)	(11,373,902)	(7,154,269)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(99,946)	(979,971)	(230,986)	(1,675,154)
Tax return of capital to shareholders	—	—	—	—
From net realized gain	—	—	—	—
Total distributions to Shareholders	(99,946)	(979,971)	(230,986)	(1,675,154)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets from capital share transactions	8,219,580	116,420,485	9,010,300	149,705,780
Net increase (decrease) in net assets	$2,292,820	$112,690,680	$(2,594,588)	$140,876,357

NET ASSETS
Beginning of Period	$112,690,680	$—	$140,876,357	$—
End of Period	$114,983,500	$112,690,680	$138,281,769	$140,876,357
Undistributed net investment income (loss)	$(99,042)	$39,380	$487	$69,206

1	Fund commenced operations on August 25, 2014. The information presented is for the period from August 25, 2014 to June 30, 2015.
2	Subsequent to the Fund’s shares listing on NYSE ARCA, Inc., the Sub-Advisor purchased $10,000 of shares of the Fund. The Sub-Advisor’s total investment (at cost) in all Funds at December 31, 2015 totaled $100,000.
3	On July 15, 2014 WBI Tactical Income Shares issued 4,000 shares to the Sub-Advisor at $25 per share totaling $100,000. The Sub-Advisor redeemed these shares at $25 per share prior to the listing of the Fund’s shares on NYSE ARCA, Inc. (see Note 9).

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust
Statements of Changes in Net Assets (concluded)

WBI Tactical LCS Shares[2]		WBI Tactical Income Shares[2]		WBI Tactical High Income Shares[2]
Six Months Ended December 31, 2015 (Unaudited)	Period Ended June 30, 2015[1]	Six Months Ended December 31, 2015 (Unaudited)	Period Ended June 30, 2015[1]	Six Months Ended December 31, 2015 (Unaudited)	Period Ended June 30, 2015[1,3]

$(5,462)	$263,923	$2,653,479	$1,568,488	$2,534,071	$2,614,797
(8,651,164)	(5,712,440)	(10,574,154)	1,768,536	(14,059,365)	(3,251,400)

1,085,072	284,740	(804,813)	72,637	2,768,302	(820,126)
(7,571,554)	(5,163,777)	(8,725,488)	3,409,661	(8,756,992)	(1,456,729)

(27,863)	(183,355)	(2,703,369)	(1,611,762)	(2,602,677)	(2,614,797)
—	(74,015)	—	—	—	(11,520)
—	—	(876,555)	—	—	—
(27,863)	(257,370)	(3,579,924)	(1,611,762)	(2,602,677)	(2,626,317)

3,622,790	127,050,330	35,425,895	306,264,005	(6,283,275)	220,864,055
$(3,976,627)	$121,629,183	$23,120,483	$308,061,904	$(17,642,944)	$216,781,009

$121,629,183	$—	$308,061,904	$—	$216,781,009	$—
$117,652,556	$121,629,183	$331,182,387	$308,061,904	$199,138,065	$216,781,009
$(33,325)	$—	$(49,890)	$—	$(68,606)	$—

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust
Financial Highlights
For a capital share outstanding throughout each period

	WBI Tactical SMG Shares		WBI Tactical SMV Shares
	Six Months Ended		Six Months Ended
	December 31, 2015	Period Ended	December 31, 2015	Period Ended
	(Unaudited)	June 30, 2015[1]	(Unaudited)	June 30, 2015[1]
Net Asset Value, Beginning of Period	$25.19	$25.00	$24.72	$25.00
Income (Loss) from Investment Operations:
Net investment income (loss)[2]	0.06	0.04	0.13	0.06
Net realized and unrealized gain (loss) on investments[6]	(2.57)	0.19	(1.92)	(0.27)
Total from investment operations	(2.51)	0.23	(1.79)	(0.21)
Less Distributions:
Distributions from net investment income	(0.07)	(0.04)	(0.13)	(0.07)
Tax return of capital to shareholder	—	(0.00)[8]	—	(0.00)[8]
Distributions from net realized gain	—	—	—	—
Total Distributions	(0.07)	(0.04)	(0.13)	(0.07)
Net asset value, end of period	$22.61	$25.19	$22.80	$24.72
Market price, end of period	22.60	25.27	22.89	24.77
Net Asset Value Total Return[3,7]	(9.98)%	0.94%	(7.30)%	(0.84)%

Supplemental Data:
Net assets at end of period (000’s)	$109,670	$132,269	$111,700	$100,117
Ratios to Average Net Assets:
Expenses to Average Net Assets[4]	0.98%	1.03%	0.98%	1.07%
Net Investment Income to Average Net Assets[4]	0.54%	0.18%	1.11%	0.30%
Portfolio turnover rate[3,5]	273%	255%	278%	278%

1	Fund commenced operations on August 25, 2014. The information presented is for the period from August 25, 2014 to June 30, 2015.
2	Calculated based on average shares outstanding during the period.
3	Not annualized.
4	Annualized.
5	Excludes securities received or delivered as a result of processing capital share transactions in creation units
6	The amount for a share outstanding throughout the period may not be in accordance with the aggregate net realized and unrealized gain (loss) on investments for the period because of the timing of capital share transactions in relation to fluctuating market values of the Funds’ underlying securities.
7	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
8	Less than $0.01.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust
Financial Highlights (continued)
For a capital share outstanding throughout each period

WBI Tactical SMY Shares		WBI Tactical SMS Shares			WBI Tactical LCG Shares
Six Months Ended		Six Months Ended			Six Months Ended
December 31, 2015	Period Ended	December 31, 2015	Period Ended		December 31, 2015	Period Ended
(Unaudited)	June 30, 2015[1]	(Unaudited)	June 30, 2015[1]		(Unaudited)	June 30, 2015[1]
$24.11	$25.00	$23.62	$25.00		$24.45	$25.00

0.13	0.26	0.10	(0.01)		0.02	0.28
(2.53)	(0.92)	(2.41)	(1.35)		(1.40)	(0.59)
(2.40)	(0.66)	(2.31)	(1.36)		(1.38)	(0.31)

(0.15)	(0.23)	(0.08)	(0.00	)8	(0.03)	(0.24)
—	—	—	(0.02)		—	—
—	—	—	—		—	—
(0.15)	(0.23)	(0.08)	(0.02)		(0.03)	(0.24)
$21.56	$24.11	$21.23	$23.62		$23.04	$24.45
21.64	24.14	21.30	23.68		23.11	24.51
(10.03)%	(2.60)%	(9.85)%	(5.40)%		(5.66)%	(1.25)%

$138,004	$141,064	$111,446	$99,224		$112,882	$138,152

0.96%	1.03%	0.98%	1.06%		0.97%	1.02%
1.12%	1.29%	0.86%	(0.04)%		0.16%	1.30%
268%	264%	316%	311%		300%	240%

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust
Financial Highlights (continued)
For a capital share outstanding throughout each period

	WBI Tactical LCV Shares		WBI Tactical LCY Shares
	Six Months Ended		Six Months Ended
	December 31, 2015	Period Ended	December 31, 2015	Period Ended
	(Unaudited)	June 30, 2015[1]	(Unaudited)	June 30, 2015[1]
Net Asset Value, Beginning of Period	$23.98	$25.00	$23.48	$25.00
Income (Loss) from Investment Operations:
Net investment income (loss)[2]	(0.01)	0.24	0.03	0.35
Net realized and unrealized gain (loss) on investments[6]	(1.18)	(1.04)	(1.86)	(1.58)
Total from investment operations	(1.19)	(0.80)	(1.83)	(1.23)
Less Distributions:
Distributions from net investment income	(0.02)	(0.22)	(0.04)	(0.29)
Tax return of capital to shareholders	—	—	—	—
Distributions from net realized gain	—	—	—	—
Total Distributions	(0.02)	(0.22)	(0.04)	(0.29)
Net asset value, end of period	$22.77	$23.98	$21.61	$23.48
Market price, end of period	22.84	23.98	21.67	23.50
Net Asset Value Total Return[3,7]	(4.87)%	(3.29)%	(7.80)%	(4.98)%

Supplemental Data:
Net assets at end of period (000’s)	$114,984	$112,691	$138,282	$140,876
Ratios to Average Net Assets:
Expenses to Average Net Assets[4]	0.97%	1.04%	0.97%	1.02%
Net Investment Income to Average Net Assets[4]	(0.07)%	1.17%	0.23%	1.67%
Portfolio turnover rate[3,5]	295%	294%	273%	277%

1	Fund commenced operations on August 25, 2014. The information presented is for the period from August 25, 2014 to June 30, 2015.
2	Calculated based on average shares outstanding during the period.
3	Not annualized.
4	Annualized.
5	Excludes securities received or delivered as a result of processing capital share transactions in creation units
6	The amount for a share outstanding throughout the period may not be in accordance with the aggregate net realized and unrealized gain (loss) on investments for the period because of the timing of capital share transactions in relation to fluctuating market values of the Funds’ underlying securities.
7	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
8	Less than $0.01.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust
Financial Highlights (concluded)
For a capital share outstanding throughout each period

WBI Tactical LCS Shares		WBI Tactical Income Shares		WBI Tactical High Income Shares
Six Months Ended		Six Months Ended		Six Months Ended
December 31, 2015	Period Ended	December 31, 2015	Period Ended	December 31, 2015	Period Ended
(Unaudited)	June 30, 2015[1]	(Unaudited)	June 30, 2015[1]	(Unaudited)	June 30, 2015[1]
$23.85	$25.00	$25.46	$25.00	$24.50	$25.00

—	0.06	0.20	0.23	0.27	0.36
(1.43)	(1.16)	(0.87)	0.46	(1.21)	(0.51)
(1.43)	(1.10)	(0.67)	0.69	(0.94)	(0.15)

(0.01)	(0.04)	(0.20)	(0.23)	(0.27)	(0.35)
—	(0.01)	—	—	—	(0.00)[8]
—	—	(0.06)	—	—	—
(0.01)	(0.05)	(0.26)	(0.23)	(0.27)	(0.35)
$22.41	$23.85	$24.53	$25.46	$23.29	$24.50
22.48	23.88	24.51	25.48	23.32	24.56
(5.93)%	(4.41)%	(2.61)%	2.77%	(3.82)%	(0.65)%

$117,653	$121,629	$331,182	$308,062	$199,138	$216,781

0.97%	1.02%	0.94%	0.99%	0.95%	0.98%
(0.01)%	0.27%	1.61%	1.08%	2.22%	1.72%
246%	296%	240%	308%	199%	293%

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust
Notes to Financial Statements
December 31, 2015 (Unaudited)

NOTE 1 — ORGANIZATION

Absolute Shares Trust (the “Trust”) was organized as a Delaware statutory trust on November 7, 2013 and is authorized to have multiple segregated series or portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust currently consists of the following ten diversified separate investment portfolios (each, a “Fund” or, individually and, together, the “Funds”):

WBI Tactical SMG Shares
WBI Tactical SMV Shares
WBI Tactical SMY Shares
WBI Tactical SMS Shares
WBI Tactical LCG Shares
WBI Tactical LCV Shares
WBI Tactical LCY Shares
WBI Tactical LCS Shares
WBI Tactical Income Shares
WBI Tactical High Income Shares

The Funds’ investment advisor, Millington Securities, Inc. (“Advisor”), has selected its affiliate, WBI Investments, Inc. (“Sub-Advisor”), to act as Sub-Advisor. Both the Advisor and Sub-Advisor are registered as investment advisors with the Securities and Exchange Commission (“SEC”). The Advisor is also registered as a broker-dealer with the SEC and is a member of the Financial Industry Regulatory Authority. The Board of Trustees (the “Board” and each member a “Trustee”) supervises the conduct of the Funds.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. The financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars.

The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets, liabilities and the disclosure of contingent assets and liabilities at December 31, 2015. Actual results could differ from these estimates.

A. Valuation. All equity securities, including domestic common stocks, preferred stocks, real estate investment trusts, exchange traded funds and exchange traded notes, that are traded on a national securities exchange, except those listed on the NASDAQ Global Market, NASDAQ Select Market and NASDAQ Capital Market (collectively “NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices is used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price is used.

Debt securities are valued in accordance with prices supplied by an approved pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.

Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. On the last trading day prior to expiration, expiring options will be priced at intrinsic value. The Trust’s valuation committee may also use other valuation methods in certain instances.

The decision whether to fair value a portfolio security or other asset will be made by the Trust’s valuation committee based on the valuation procedures adopted by the Board (the “Valuation Procedures”) and information it receives from the Sub-Advisor and U.S. Bancorp Fund Services, LLC (“USBFS”). When a security is “fair valued”, consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Valuation Procedures. The use of fair value pricing by the Funds may cause the net asset value (“NAV”) of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Absolute Shares Trust
Notes to Financial Statements (continued)
December 31, 2015 (Unaudited)

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; including the Funds’ Valuation Committee’s assumptions used in determining the fair value of investments. The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2015:

WBI Tactical SMG Shares
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$105,470,181	$—	$—	$105,470,181
Short-Term Investments	18,385,796	—	—	18,385,796
Total Investments in Securities, at value	$123,855,977	$—	$—	$123,855,977

WBI Tactical SMV Shares
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$100,574,638	$—	$—	$100,574,638
Real Estate Investment Trusts	6,921,185	—	—	6,921,185
Short-Term Investments	13,419,330	—	—	13,419,330
Total Investments in Securities, at value	$120,915,153	$—	$—	$120,915,153

WBI Tactical SMY Shares
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$127,902,814	$—	$—	$127,902,814
Real Estate Investment Trusts	4,279,256	—	—	4,279,256
Short-Term Investments	34,699,762	—	—	34,699,762
Total Investments in Securities, at value	$166,881,832	$—	$—	$166,881,832

WBI Tactical SMS Shares
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$91,973,731	$—	$—	$91,973,731
Real Estate Investment Trusts	9,417,604	—	—	9,417,604
Short-Term Investments	9,619,500	—	—	9,619,500
Total Investments in Securities, at value	$111,010,835	$—	$—	$111,010,835

WBI Tactical LCG Shares
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$103,240,522	$—	$—	$103,240,522
Real Estate Investment Trusts	4,778,427	—	—	4,778,427
Short-Term Investments	19,530,929	—	—	19,530,929
Total Investments in Securities, at value	$127,549,878	$—	$—	$127,549,878

WBI Tactical LCV Shares
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$83,879,345	$—	$—	$83,879,345
Real Estate Investment Trusts	1,107,358	—	—	1,107,358
Short-Term Investments	51,865,225	—	—	51,865,225
Total Investments in Securities, at value	$136,851,928	$—	$—	$136,851,928

Absolute Shares Trust
Notes to Financial Statements (continued)
December 31, 2015 (Unaudited)

WBI Tactical LCY Shares
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$80,875,216	$—	$—	$80,875,216
Real Estate Investment Trusts	2,684,793	—	—	2,684,793
Short-Term Investments	70,075,289	—	—	70,075,289
Total Investments in Securities, at value	$153,635,298	$—	$—	$153,635,298

WBI Tactical LCS Shares
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$72,306,835	$—	$—	$72,306,835
Real Estate Investment Trusts	2,262,388	—	—	2,262,388
Short-Term Investments	60,627,160	—	—	60,627,160
Total Investments in Securities, at value	$135,196,383	$—	$—	$135,196,383

WBI Tactical Income Shares
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$50,082,229	$—	$—	$50,082,229
Exchange-Traded Funds	243,458,296	—	—	243,458,296
Short-Term Investments	98,418,176	—	—	98,418,176
Total Investments in Securities, at value	$391,958,701	$—	$—	$391,958,701

WBI Tactical High Income Shares
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$54,718,022	$—	$—	$54,718,022
Exchange-Traded Funds	112,097,073	—	—	112,097,073
U.S. Government Notes	11,156,640	—	—	11,156,640
Short-Term Investments	56,272,677	—	—	56,272,677
Total Investments in Securities, at value	$234,244,412	$—	$—	$234,244,412

^	See Schedule of Investments for breakout of investments by industry classification.

Transfers between levels are recognized at the end of the reporting period. During the six months ended December 31, 2015, the Funds recognized no transfers to or from Levels 1, 2, or 3.

B. Certain Risks. Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund maybe subject to other risks in addition to these identified risk. This section discusses certain common principal risks encountered by the Funds.

Active Management Risk — An investment in each Fund varies with the success and failure of the Sub-Advisor’s investment strategies and the Sub-Advisor’s research, analysis, and determination of portfolio securities. If the Sub-Advisor’s investment strategies, including its models, stop loss and goal setting process, do not produce the expected results, the market value or NAV of a Funds’ shares would decrease.

Authorized Participant Concentration Risk — The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”) to create and redeem Fund shares. To the extent that these APs exit the business or are unable to process creation and redemption orders and no other AP is able to step forward to create and redeem in either of these cases, then Fund shares may trade at a discount to NAV and possibly face de-listing.

Counterparty Risk — Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with the over-the-counter (“OTC”) derivatives transactions. In those instances, another ETF holding such derivatives will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that such ETF will sustain losses.

Debt Securities Risk — The market value of debt securities held by the Fund typically changes as interest rates change, as demand for the instruments changes, and as actual or perceived creditworthiness of an issuer changes. During periods of rising interest rates, the market value of the debt securities held by the Fund will generally decline. Credit risk is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that an issuer may “call,” or repay, its high-yielding bonds before their maturity dates. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time. Because interest rates in the United States are at historical lows, the Fund may have an increased risk associated

Absolute Shares Trust
Notes to Financial Statements (continued)
December 31, 2015 (Unaudited)

with debt securities and rising interest rates. Also, the risk of rising interest rates may result in less liquidity in debt markets overall, making it more difficult for the Fund to sell the instruments at or near the market value used to compute the Fund’s NAV.

Equity Options Risk — Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks, including limiting potential gains, increased sensitivity to changes in interest rates or to sudden fluctuations in market prices than conventional securities, and transaction costs.

ETF and Other Investment Companies Risk — When the Fund invests in another ETF or other investment company (e.g., mutual fund, closed-end fund, business development company), it will bear additional expenses based on its pro rata share of such investment company’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or other investment company generally reflects the risks of owning the underlying securities and other assets held by the ETF or other investment company. The Fund also will incur brokerage costs when it purchases ETFs and other exchange-listed investment companies. Additionally, the Fund will be indirectly exposed to the risks of the portfolio assets held by an ETF or other investment company, including but not limited to those of ETNs, equity options, derivatives, currencies, index, leverage, and replication management.

Market Risk — Either the stock market as a whole, or the value of an investment held by a Fund, goes down resulting in a decrease in the market value or NAV of a Fund’s Shares.

C. Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to its shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These timing differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

D. Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Premiums and discounts are amortized/accreted using the effective interest method over the lives of the respective debt instruments.

E. Distributions to Shareholders. Distributions to shareholders from net investment income for the Funds are declared and paid on a monthly basis and distributions from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F. Options Contracts. When the Funds write an option, an amount equal to the premium received by each Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds, as writer of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

When the Funds purchase an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

Absolute Shares Trust
Notes to Financial Statements (continued)
December 31, 2015 (Unaudited)

The activity in written options during the period ended December 31, 2015, is as follows:

	WBI Tactical		WBI Tactical
	Income Shares		High Income Shares
	Contracts	Premiums	Contracts	Premiums
Options outstanding, beginning of period	—	$—	—	$—
Options written	2,900.00	78,599	2,460	84,138
Options expired	(1,000.00)	(61,499)	(760.00)	(46,739)
Options closed	(1,900.00)	(17,100)	(1,700.00)	(37,399)
Options outstanding, end of period	—	$—	—	$—

The Funds have adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Funds may engage in option strategies, which are a type of derivatives, to enhance the Fund’s returns or to mitigate risk and volatility. Equity option strategies used by the Funds for individual securities include writing (selling) covered calls, buying puts, using combinations of calls and puts, and using combinations of calls and combinations of puts. The Funds may also use options on indices. Other than when used for hedging, these techniques may be riskier than many investment strategies and may result in greater volatility for the Funds, particularly in periods of market declines. As a hedging tool, options may help cushion the impact of market declines but may reduce the Funds’ participation in a market advance.

Statements of Assets and Liabilities — The funds held no derivative instruments as of December 31, 2015.

Statements of Operations — The effect of derivative instruments on the Statements of Operations for the six months ended December 31, 2015 were as follows:

Amount of realized gain (loss) on derivative instruments recognized in income:

Fund	Purchased Options	Written Options
WBI Tactical Income Shares	—	67,199
WBI Tactical High Income Shares	—	46,739

G. Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE ARCA, Inc., the exchange where the Funds’ shares are listed, is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s NAV per share.

H. Guarantees and Indemnifications. The Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred.

I. Recent Accounting Pronouncement. In May 2015, the FASB issued ASU No. 2015-07, which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The guidance is effective for fiscal years beginning after December 15, 2015 and for interim periods within those years and early adoption is permitted. Management is currently evaluating the implications of these changes and their impact on the financial statements.

NOTE 3 — MANAGEMENT FEE

Pursuant to an investment advisory agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Advisor, the Advisor serves as the investment advisor, makes investment decisions for each Fund, and manages the investment portfolios of the Funds, subject to the supervision of, and policies of the Board. Under the Advisory Agreement, the Advisor may retain an investment sub-adviser for the Funds, subject to approval by the Board and Fund shareholders. Under a sub-advisory agreement, (“Sub-Advisory Agreement”) the Sub-Advisor serves as the investment sub-advisor and is responsible for the day to day management of the Funds, subject to the supervision of the Advisor and the Board. For the services the Sub-Advisor provides to each Fund, the Sub-Advisor receives a fee that is equal to 0.85% per year of the average daily net assets of such Fund, calculated daily and paid monthly. The Advisor is paid 0.04% of each Fund’s average daily net assets (calculated daily and paid monthly) from the management fees collected by the Sub-Advisor.

Absolute Shares Trust
Notes to Financial Statements (continued)
December 31, 2015 (Unaudited)

NOTE 4 — PORTFOLIO TRANSACTIONS AND BROKERAGE

Pursuant to the Sub-Advisory Agreement, the Sub-Advisor determines which securities are to be purchased and sold by the Funds and which broker-dealers are eligible to execute the Funds’ portfolio transactions. The Sub-Advisor may determine to execute portfolio transactions through the Advisor, which is a registered broker-dealer.

NOTE 5 — EXPENSE LIMITATION AND REIMBURSEMENT

The Sub-Advisor has entered into an Expense Limitation Agreement (the “Agreement”) with the Trust to waive the fees and reimburse expenses of the Funds until at least October 31, 2016, so that the total operating expenses (exclusive of interest, taxes, brokerage commissions, acquired fund fees, dividend payments on short sales, other expenditures which are capitalized in accordance with U.S. GAAP, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940) and organizational costs (the “Operating Expenses”) of the Funds are limited to 1.25% of average net assets (the “Expense Cap”). The Sub-Advisor may discontinue its obligations under the Agreement at any time in its sole discretion after October 31, 2016. The Funds have agreed to repay the amounts borne by the Sub-Advisor under the Agreement within the three year period after the Sub-Advisor bears the expense, when and if requested by the Sub-Advisor, to the extent the Operating Expenses of the Funds are less than the lower of the Expense Cap and any expense limitation agreement then in effect with respect to the Operating Expenses. The repayment may not raise the level of Operating Expenses of the Funds in the month of repayment to exceed the Expense Cap. The Sub-Advisor has not currently waived any expenses under this agreement for any Funds.

NOTE 6 — COMPLIANCE AND ADMINISTRATION SERVICING AGREEMENTS

The Trust has entered into an agreement with Foreside Fund Officer Services, LLC (“Foreside”), whereby Foreside agrees to provide a Chief Compliance Officer (“CCO”), as described in Rule 38a-1 of the 1940 Act.

U.S. Bancorp Fund Services, LLC (the “Administrator”) serves as the independent administrator and U.S. Bank National Association (the “Custodian”) serves as the custodian to the Funds. Under the Fund Administration Servicing, Fund Accounting Servicing, and Transfer Agent Servicing Agreements, the Administrator is responsible for keeping financial books and records of the Funds and generally managing the administrative affairs and transfer agency services.

NOTE 7 — SECURITIES LENDING

The Funds may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. (“the Custodian”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. As of December 31, 2015, Funds had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.

As of December 31, 2015, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan Collateral Received

Fund	Values of Securities on Loan	Collateral Received*
WBI Tactical SMG Shares	$13,730,996	$14,082,380
WBI Tactical SMV Shares	8,792,359	9,015,798
WBI Tactical SMY Shares	28,132,730	29,420,255
WBI Tactical SMS Shares	2,721,354	2,833,879
WBI Tactical LCG Shares	14,242,382	14,603,543
WBI Tactical LCV Shares	16,770,451	17,166,952
WBI Tactical LCY Shares	13,911,634	14,201,353
WBI Tactical LCS Shares	12,517,366	12,808,133
WBI Tactical Income Shares	57,511,995	58,986,226
WBI Tactical High Income Shares	33,636,451	34,469,652

* The cash collateral received was invested in the Mount Vernon Securities Lending Prime Portfolio as shown on the Schedule of Investments, a money market fund with an overnight and continuous maturity.

Absolute Shares Trust
Notes to Financial Statements (continued)
December 31, 2015 (Unaudited)

Fees and interest income earned on collateral investments and recognized by the Fund during the six months ended December 31, 2015, was as follows:

Fees and Interest Income Earned

Fund	Fees and Interest Income Earned
WBI Tactical SMG Shares	$ 28,632
WBI Tactical SMV Shares	16,247
WBI Tactical SMY Shares	60,165
WBI Tactical SMS Shares	7,721
WBI Tactical LCG Shares	11,358
WBI Tactical LCV Shares	3,948
WBI Tactical LCY Shares	7,477
WBI Tactical LCS Shares	6,798
WBI Tactical Income Shares	294,386
WBI Tactical High Income Shares	208,959

Offsetting Assets and Liabilities. The Funds are subject to various netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow the Funds to close out and net their total exposure to a counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty. The following is a summary of the arrangements subject to offsetting as of December 31, 2015.

Fund	Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Collateral Received	Net Amount
WBI Tactical SMG Shares	Securities Lending	$14,082,380	$—	$14,082,380	$14,082,380	$—
WBI Tactical SMV Shares	Securities Lending	9,015,798	—	9,015,798	9,015,798	—
WBI Tactical SMY Shares	Securities Lending	29,420,255	—	29,420,255	29,420,255	—
WBI Tactical SMS Shares	Securities Lending	2,833,879	—	2,833,879	2,833,879	—
WBI Tactical LCG Shares	Securities Lending	14,603,543	—	14,603,543	14,603,543	—
WBI Tactical LCV Shares	Securities Lending	17,166,952	—	17,166,952	17,166,952	—
WBI Tactical LCY Shares	Securities Lending	14,201,353	—	14,201,353	14,201,353	—
WBI Tactical LCS Shares	Securities Lending	12,808,133	—	12,808,133	12,808,133	—
WBI Tactical Income Shares	Securities Lending	58,986,226	—	58,986,226	58,986,226	—
WBI Tactical High Income Shares	Securities Lending	34,469,652	—	34,469,652	34,469,652	—

NOTE 8 — TAX INFORMATION

The tax character of distributions declared by the Funds during the period August 25, 2014 through June 30, 2015 was as follows:

Fund	Ordinary Income	Long Term Capital Gains	Return of Capital
WBI Tactical SMG Shares	$173,690	$—	$11,397
WBI Tactical SMV Shares	221,077	—	15,437
WBI Tactical SMY Shares	1,133,995	—	—
WBI Tactical SMS Shares	26,231	—	45,873
WBI Tactical LCG Shares	1,339,767	—	—
WBI Tactical LCV Shares	979,971	—	—
WBI Tactical LCY Shares	1,675,154	—	—
WBI Tactical LCS Shares	183,355	—	74,015
WBI Tactical Income Shares	1,611,762	—	—
WBI Tactical High Income Shares	2,614,797	—	11,520

Absolute Shares Trust
Notes to Financial Statements (continued)
December 31, 2015 (Unaudited)

The tax character of distributions declared by the Funds during the period July 1, 2015 through December 31, 2015 was as follows:

Fund	Ordinary Income	Long Term Capital Gains
WBI Tactical SMG Shares	$325,192	$—
WBI Tactical SMV Shares	578,951	—
WBI Tactical SMY Shares	910,472	—
WBI Tactical SMS Shares	366,720	—
WBI Tactical LCG Shares	168,878	—
WBI Tactical LCV Shares	99,946	—
WBI Tactical LCY Shares	230,986	—
WBI Tactical LCS Shares	27,863	—
WBI Tactical Income Shares	3,573,039	6,885
WBI Tactical High Income Shares	2,602,677	—

The amount and character of tax-basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined for the semi-annual period ended at December 31, 2015.

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero.

Cost for Federal income tax purposes as of December 31, 2015 is substantially the same as for financial statement purposes. Because tax adjustments are calculated annually, the table does not reflect tax adjustments. For the previous fiscal year’s Federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report. Net unrealized appreciation (depreciation) is as follows:

	WBI Tactical	WBI Tactical	WBI Tactical	WBI Tactical	WBI Tactical
	SMG Shares	SMV Shares	SMY Shares	SMS Shares	LCG Shares
Cost of investments	$120,160,735	$120,459,552	$165,166,598	$110,428,566	$125,222,992
Gross tax unrealized appreciation	5,033,161	2,378,149	3,853,467	2,366,067	3,650,438
Gross tax unrealized depreciation	(1,337,919)	(1,922,548)	(2,138,233)	(1,783,798)	(1,323,552)
Net tax unrealized appreciation	3,695,242	455,601	1,715,234	582,269	2,326,886

					WBI Tactical
	WBI Tactical	WBI Tactical	WBI Tactical	WBI Tactical	High Income
	LCV Shares	LCY Shares	LCS Shares	Income Shares	Shares
Cost of investments	$134,239,519	$152,192,774	$133,826,571	$392,690,877	$232,296,236
Gross tax unrealized appreciation	3,150,867	2,305,236	1,966,339	2,956,443	3,436,403
Gross tax unrealized depreciation	(538,458)	(862,712)	(596,527)	(3,688,619)	(1,488,227)
Net tax unrealized appreciation (depreciation)	2,612,409	1,442,524	1,369,812	(732,176)	1,948,176

As of June 30, 2015, the components of accumulated earnings (losses) for income tax purposes were as follows:

	WBI Tactical	WBI Tactical	WBI Tactical	WBI Tactical	WBI Tactical
	SMG Shares	SMV Shares	SMY Shares	SMS Shares	LCG Shares
Net tax unrealized appreciation	2,146,186	2,935,572	165,904	(180,323)	(1,491,453)
Undistributed ordinary income	—	—	98,369	—	65,722
Undistributed long term gain	—	—	—	—	—
Total distributable earnings	—	—	98,369	—	65,722
Other accumulated (loss)	(4,443,103)	(5,154,450)	(5,767,746)	(7,101,629)	(6,453,594)
Total accumulated gain	(2,296,917)	(2,218,878)	(5,503,473)	(7,281,952)	(7,879,325)

					WBI Tactical
	WBI Tactical	WBI Tactical	WBI Tactical	WBI Tactical	High Income
	LCV Shares	LCY Shares	LCS Shares	Income Shares	Shares
Net tax unrealized appreciation	572,998	(3,309,400)	284,740	(182,282)	(820,126)
Undistributed ordinary income	39,380	69,206	—	868,010	—
Undistributed long term gain	—	—	—	6,850	—
Total distributable earnings	39,380	69,206	—	874,860	—
Other accumulated (loss)	(7,081,127)	(6,060,269)	(6,716,585)	(5,140,659)	(5,140,659)
Total accumulated gain	(6,468,749)	(9,300,463)	(6,431,845)	692,578	(5,960,785)

Absolute Shares Trust
Notes to Financial Statements (continued)
December 31, 2015 (Unaudited)

At June 30, 2015, the following funds deferred, on a tax basis, late year losses of:

	Capital	Ordinary
WBI Tactical SMG Shares	2,060,669	—
WBI Tactical SMV Shares	1,390,663	—
WBI Tactical SMY Shares	2,110,831	—
WBI Tactical SMS Shares	3,564,632	56,078
WBI Tactical LCG Shares	2,461,065	—
WBI Tactical LCV Shares	3,028,627	—
WBI Tactical LCY Shares	3,067,794	—
WBI Tactical LCS Shares	4,172,927	—
WBI Tactical Income Shares	—	—
WBI Tactical High Income Shares	2,549,776	—

At June 30, 2015 the Funds had the following short-term capital loss carryforward available for federal income tax purposes, with an indefinite expiration:

WBI Tactical SMG Shares	(2,382,434)
WBI Tactical SMV Shares	(3,763,787)
WBI Tactical SMY Shares	(3,656,915)
WBI Tactical SMS Shares	(3,480,919)
WBI Tactical LCG Shares	(3,992,529)
WBI Tactical LCV Shares	(4,052,500)
WBI Tactical LCY Shares	(2,992,475)
WBI Tactical LCS Shares	(2,543,658)
WBI Tactical Income Shares	—
WBI Tactical High Income Shares	(2,590,883)

NOTE 9 — PURCHASES AND SALES OF SECURITIES

For the six months ended December 31, 2015, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	All Other		US Government
Fund	Purchases	Sales	Purchases	Sales
WBI Tactical SMG Shares	$279,112,546	$274,157,555	$—	$—
WBI Tactical SMV Shares	243,724,180	240,047,765	—	—
WBI Tactical SMY Shares	299,370,283	280,902,068	—	—
WBI Tactical SMS Shares	245,066,119	228,032,651	8,999,600	8,999,974
WBI Tactical LCG Shares	297,057,258	287,331,744	—	—
WBI Tactical LCV Shares	170,237,114	213,559,314	27,297,468	—
WBI Tactical LCY Shares	211,777,475	245,591,682	—	—
WBI Tactical LCS Shares	126,492,402	192,103,657	37,996,014	—
WBI Tactical Income Shares	692,303,679	568,064,593	—	111,077,872
WBI Tactical High Income Shares	372,086,804	330,342,100	—	33,335,216

For the period ended December 31, 2015 the value of in-kind security transactions were as follows:

Fund	Subscriptions	Redemptions
WBI Tactical SMG Shares	$2,414,717	$9,902,490
WBI Tactical SMV Shares	19,071,660	—
WBI Tactical SMY Shares	10,197,458	1,106,090
WBI Tactical SMS Shares	17,581,628	2,015,856
WBI Tactical LCG Shares	4,014,176	14,745,978
WBI Tactical LCV Shares	5,524,519	—
WBI Tactical LCY Shares	5,892,404	544,647
WBI Tactical LCS Shares	3,891,590	660,878
WBI Tactical Income Shares	33,323,944	6,509,232
WBI Tactical High Income Shares	28,317,146	32,392,476

Absolute Shares Trust
Notes to Financial Statements (concluded)
December 31, 2015 (Unaudited)

NOTE 10 — SHARE TRANSACTIONS

The Funds currently offer one class of shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of each Fund have equal rights and privileges as the other shares of such Fund.

The Trust has entered in to an agreement with NYSE Group, Inc. to list shares of the Funds (“Shares”) on NYSE Arca, Inc., an indirect wholly-owned subsidiary of NYSE Group, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Funds will issue and redeem Shares on a continuous basis at NAV only in large blocks, typically 50,000 Shares, called “Creation Units.” Creation Units will be issued and redeemed principally in-kind, however, the Trust reserves the right to offer a cash option for creations and redemptions of Shares. Once created, Shares generally will trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Corporation participant and, in each case, must have executed a participant agreement with Foreside Fund Services, LLC, the Funds’ distributor (the “Distributor”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

Transactions in each Fund’s shares were as follows:

	WBI Tactical		WBI Tactical		WBI Tactical		WBI Tactical
	SMG Shares		SMV Shares		SMY Shares		SMS Shares
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold	100,000	$2,447,150	850,000	$20,139,750	600,000	$13,669,150	1,150,000	$25,570,120
Shares Redeemed	(500,000)	(11,050,055)	—	—	(50,000)	(1,092,435)	(100,000)	(2,122,710)
	(400,000)	$(8,602,905)	850,000	$20,139,750	550,000	$12,576,715	1,050,000	$23,447,410
Beginning Shares	5,250,000		4,050,000		5,850,000		4,200,000
Ending Shares	4,850,000		4,900,000		6,400,000		5,250,000

	WBI Tactical		WBI Tactical		WBI Tactical		WBI Tactical
	LCG Shares		LCV Shares		LCY Shares		LCS Shares
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold	250,000	$5,917,975	350,000	$8,219,580	450,000	$10,093,995	200,000	$4,747,860
Shares Redeemed	(1,000,000)	(23,023,530)	—	—	(50,000)	(1,083,695)	(50,000)	(1,125,070)
	(750,000)	$(17,105,555)	350,000	$8,219,580	400,000	$9,010,300	150,000	$3,622,790
Beginning Shares	5,650,000		4,700,000		6,000,000		5,100,000
Ending Shares	4,900,000		5,050,000		6,400,000		5,250,000

	WBI Tactical		WBI Tactical
	Income Shares		High Income Shares
	Shares	Amount	Shares	Amount
Shares Sold	1,700,000	$42,840,455	1,600,000	$38,416,625
Shares Redeemed	(300,000)	(7,414,560)	(1,900,000)	(44,699,900)
	1,400,000	$35,425,895	(300,000)	$(6,283,275)
Beginning Shares	12,100,000		8,850,000
Ending Shares	13,500,000		8,550,000

Absolute Shares Trust
Expense Example
For the Six Months Ended December 31, 2015 (Unaudited)

As a shareholder you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 — December 31, 2015).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

WBI Tactical SMG Shares

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 1, 2015	December 31, 2015	During the Period^
Actual	$1,000.00	$ 900.20	$4.68
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.21	$4.98

WBI Tactical SMV Shares

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 1, 2015	December 31, 2015	During the Period^
Actual	$1,000.00	$ 927.00	$4.75
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.21	$4.98

WBI Tactical SMY Shares

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 1, 2015	December 31, 2015	During the Period^
Actual	$1,000.00	$ 899.70	$4.58
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.31	$4.88

WBI Tactical SMS Shares

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 1, 2015	December 31, 2015	During the Period^
Actual	$1,000.00	$ 901.50	$4.68
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.21	$4.98

Absolute Shares Trust
Expense Example (concluded)
For the Six Months Ended December 31, 2015 (Unaudited)

WBI Tactical LCG Shares

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 1, 2015	December 31, 2015	During the Period^
Actual	$1,000.00	$ 943.40	$4.74
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.26	$4.93

WBI Tactical LCV Shares

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 1, 2015	December 31, 2015	During the Period^
Actual	$1,000.00	$ 951.30	$4.76
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.26	$4.93

WBI Tactical LCY Shares

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 1, 2015	December 31, 2015	During the Period^
Actual	$1,000.00	$ 922.00	$4.69
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.26	$4.93

WBI Tactical LCS Shares

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 1, 2015	December 31, 2015	During the Period^
Actual	$1,000.00	$ 940.20	$4.73
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.26	$4.93

WBI Tactical Income Shares

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 1, 2015	December 31, 2015	During the Period^
Actual	$1,000.00	$ 973.90	$4.66
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.41	$4.77

WBI Tactical High Income Shares

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 1, 2015	December 31, 2015	During the Period^
Actual	$1,000.00	$ 961.80	$4.68
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.36	$4.82

^	The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days in the most recent six month period, 184 days, and divided by the number of days in the most recent fiscal twelve month period, 366 days.

Absolute Shares Trust

Information About Portfolio Holdings
(Unaudited)

The Trust files its complete schedules of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange

Commission (“SEC”) on Form N-Q. The Trust’s Form N-Q is available without charge, upon request, by calling toll-free at (855) WBI-ETFS or (855) 924-3837. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The fund’s portfolio holdings are updated daily and posted on their website at www.wbishares.com.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (855) WBI-ETFS or (855) 924-3837, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.wbishares.com.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the six months ending December 31 will be (1) available by calling toll-free at (855) WBI-ETFS or (855) 924-3837 and (2) the SEC’s website at www.sec.gov.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available, free of charge, on the Funds’ website at www.wbishares.com.

Privacy Policy

(Unaudited)

The Funds collect non-public information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us orally; and

• Information about your transactions with us or others.

The Trust does not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. The Trust may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. The Trust will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. The Funds maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Absolute Shares Trust

Advisor
Millington Securities
331 Newman Springs Rd Suite 122
Red Bank, New Jersey 07701

Sub-Advisor
WBI Investments, Inc
331 Newman Springs Rd Suite 122
Red Bank, New Jersey 07701

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Securities Lending Agent
U.S. Bank, National Association
Securities Lending
800 Nicolet Mall
Minneapolis, MN 55402-7020

Independent Registered Public Accounting Firm
KPMG, LLP
4 Becker Farm Road
Roseland, NJ 07068

Legal Counsel
Katten Muchin Rosenman LLP
575 Madison Avenue
New York, NY 10022-2585

Absolute Shares Trust

WBI Tactical SMG Shares	WBIA
WBI Tactical SMV Shares	WBIB
WBI Tactical SMY Shares	WBIC
WBI Tactical SMS Shares	WBID
WBI Tactical LCG Shares	WBIE
WBI Tactical LCV Shares	WBIF
WBI Tactical LCY Shares	WBIG
WBI Tactical LCS Shares	WBIL
WBI Tactical Income Shares	WBII
WBI Tactical High Income Shares	WBIH

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Absolute Shares Trust

By (Signature and Title)*	/s/ Don Schreiber, Jr.
Don Schreiber, Jr., President and Principal Executive Officer

Date	March 2, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Don Schreiber, Jr.
Don Schreiber, Jr,. President and Principal Executive Officer

Date	March 2, 2016

By (Signature and Title)*	/s/ Paul Lagermasini
Paul Lagermasini, Treasurer and Principal Financial Officer

Date	March 2, 2016

* Print the name and title of each signing officer under his or her signature.